Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109	T: 617.570.1000 F: 617.523.1231

April 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	ING Variable Funds

Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File Nos. 002-51739; 811-02514

ING Strategic Allocation Portfolios, Inc.

Post-Effective Amendment No. 45 to Registration Statement on Form N-1A

File Nos. 033-88334; 811-08934

ING Money Market Portfolio

Post-Effective Amendment No. 77 to Registration Statement on Form N-1A

File Nos. 002-53038; 811-02565

ING Intermediate Bond Portfolio

Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File Nos. 002-47232; 811-02361

ING Balanced Portfolio, Inc.

Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File Nos. 033-27247; 811-05773

ING Variable Portfolios, Inc.

Post-Effective Amendment No. 68 to Registration Statement on Form N-1A

File Nos. 333-05173; 811-07651

Ladies and Gentlemen:

We understand that each of ING Variable Funds, ING Strategic Allocation Portfolios, Inc., ING Money Market Portfolio, ING Intermediate Bond Portfolio, ING Balanced Portfolio, Inc. and ING Variable Portfolios, Inc. (each a “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the Securities Act”) Post-Effective Amendment No. 89, No. 45, No. 77, No. 83, No. 50 and No. 68, respectively, (each an “Amendment”) to the Registration Statement on Form N-1A of the applicable Registrant, together with the exhibits indicated as being filed therewith.

As indicated on the cover page of each Amendment, each Amendment is to become effective on April 30, 2013 pursuant to paragraph (b) of Rule 485 under the Securities Act.

Each Amendment is being filed to update financial and other information in the applicable prospectuses and statements of additional information included therein. Our review of each Amendment has not revealed any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Should you have any questions, please contact Richard F. Kerr at (617) 570-1965.

Securities and Exchange Commission

April 25, 2013

Very truly yours,

/s/ Goodwin Procter LLP

GOODWIN PROCTER LLP